Other Income and Expense Footnotes (Details) - Gain on sale of non-operating asset - USD ($) $ in Millions		3 Months Ended
	Nov. 08, 2013	Mar. 31, 2013
Other income and expense [Line Items]
Ownership percentage by noncontrolling owners	14.60%
Gain on sale of noncontrolling interest	$ 22.3
Gain for proceeds received related to non-income-related tax settlement		$ 1.2